Right-of-Use Asset (Tables)	12 Months Ended
Jun. 30, 2024
Right-of-Use Asset [Abstract]
Schedule of Right-of-Use Asset
	Land – Farms	Buildings and improvements	Vehicles and Agricultural Machinery	Right-of-use Total

At June 30, 2022
Opening balance	113,743	1,100	3,111	117,954
New contracts	75,068	371	2,693	78,132
(-) Depreciation	(31,413)	(512)	(2,174)	(34,099)
Exchange rate variation	(737)	(8)	(11)	(756)
Ending balance, net	156,661	951	3,619	161,231
At June 30, 2023
Total cost	255,519	2,834	11,190	269,543
Cumulative depreciation	(98,858)	(1,883)	(7,571)	(108,312)
Ending balance, net	156,661	951	3,619	161,231
At June 30, 2024
Opening balance	156,661	951	3,619	161,231
New contracts	103,912	591	10,532	115,035
Adjustments	14,827	-	6	14,833
Write-off	(176)	-	(167)	(343)
(-) Depreciation	(53,661)	(533)	(3,852)	(58,046)
Exchange rate variation	1,051	37	38	1,126
Ending balance, net	222,614	1,046	10,176	233,836
At June 30, 2024
Total cost	375,133	3,462	21,599	400,194
Cumulative depreciation	(152,519)	(2,416)	(11,423)	(166,358)
Ending balance, net	222,614	1,046	10,176	233,836
Annual depreciation rates (weighted average) - %	10	3	7